ACCOUNTS RECEIVABLE (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Trade receivables	102.1	106.4
Less: allowance for doubtful accounts	(2.3)	(1.8)
Trade receivables, net	99.8	104.6
Sales taxes receivable	5.9	5.0
Other receivables	5.2	6.9
Accounts Receivable, Net, Current	110.9	116.5	114.0	140.8